Deposits - Summary of Deposits (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Deposits from customers [abstract]
Non-interest-bearing demand deposits	¥ 22,594,227		¥ 21,611,514
Interest-bearing demand deposits	56,205,396		52,154,265
Deposits at notice	11,169,956		10,355,664
Time deposits	25,760,889		25,655,132
Negotiable certificates of deposit	11,165,487		11,220,285
Others	7,508,697		7,464,667
Total deposits	¥ 134,404,652	¥ 128,461,527	¥ 128,461,527